SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Accounting
Basis of Accounting
The consolidated financial statements incorporate the financial statements of Hermitage Offshore Services Ltd. and its subsidiaries. The consolidated financial statements have been presented in United States dollars, or USD or "$", which is the functional currency of Hermitage Offshore Services Ltd. and all its subsidiaries.
These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation
Principles of Consolidation
Entities in which the Company has a controlling financial interest are consolidated. Subsidiaries are consolidated from the date on which control is obtained. The subsidiaries' accounting policies are in conformity with U.S. GAAP. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates
Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and costs during the reporting period. Actual results could differ from those estimates. The effects of changes in accounting estimates are accounted for in the same period in which the estimates are changed.

Going Concern
Going Concern
These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern. This topic is further discussed in Note 14.

Revenue Recognition
Revenue Recognition
Revenues are generated from time charter contracts for which we provide a vessel and crew on a rate per day basis in the spot market and the term market.
We recognize revenue in accordance with the provisions of ASC 606, Revenue from Contracts with Customers. The standard provides a unified model to determine how revenue is recognized. Under this standard, revenues are recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In the application of this model, we make judgments including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price (if applicable), and allocating the transaction price to each performance obligation. Services provided under our contracts with customers represent a single performance obligation, which is received and consumed by our customers as we perform such services. Accordingly, revenues are recognized over time based on the daily rate of hire that is prescribed in each contract. The manner in which we recognize revenue did not change as a result of the adoption of this standard.

Leases
Leases
We adopted the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”), Topic 842, “Leases” effective January 1, 2019. Under this new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases and to disclose key information about leasing arrangements. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The FASB has issued several amendments and practical expedients to the standard, including clarifying guidance, transition relief on comparative reporting at adoption, the lessee practical expedient, which allows lessees, as an accounting policy election made by class of underlying asset, to choose not to separate non-lease components from lease components and instead combine them and account for them as a single lease component, the lessor practical expedient, which similarly allows lessors to choose to combine lease and non-lease components and account for them as required by that practical expedient, and a practical expedient which allows lessees to elect, as an accounting policy, not to apply the provisions of ASC 842 to short term leases.
The Company (Predecessor) applied the modified retrospective transition approach, which allowed the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate its comparative prior year periods. The cumulative effect adjustment to the Predecessor’s opening balance of accumulated deficit was zero.
Additionally, we, as lessor of our vessels, have elected the practical expedient to not separate non-lease components from the associated lease component and instead to account for those components as a single component since both of the following criteria were met: (i) the timing and patterns of transfer of the non-lease component and associated lease are the same; and (ii) the lease component, if accounted for separately, would be classified as  an operating lease. The single combined component is accounted for under ASC 842 if the lease component is the predominant component and, is accounted for under ASC 606 if the non-lease component is the predominant component. We elected this practical expedient to combine our lease and non-lease components for all classes of underlying assets and have accounted for the combined component under ASC 606 for revenue contracts qualifying for this practical expedient because we have concluded that the non-lease component is the predominant component in our current revenue contracts. The lease component consists of the vessels leased to our customers and the non-lease component consists of the technical management services provided to operate the vessel. The pattern of revenue recognition did not change as a result of the application of ASC 842.
We have also elected to apply the practical expedient to elect as an accounting policy not to apply the provisions of ASC 842 to short term leases. We are party to a lease for office space which qualifies as a short-term lease under ASC 842. Accordingly, lease expense under this lease is recognized in the period in which the obligation for those payments is incurred.
We own all of the vessels in our fleet and are therefore not a lessee of any vessels.

Voyage Expenses	Voyage Expenses Voyage expenses primarily include bunkers consumed when a vessel is off-hire, and brokerage commissions paid by us under our charter agreements. These costs are recognized as incurred.
Vessel Operating Costs
Vessel Operating Costs
Vessel operating costs include crewing, repair and maintenance, insurance, stores, lubricants, management fees, communication costs, and tonnage tax. These costs are recognized as incurred.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consist of highly liquid investments such as time deposits with an original maturity at acquisition of three months or less.
Accounts Receivable
Accounts Receivable
If accounts receivable are determined uncollectible, after all means of collections have been exhausted and the potential for recovery is considered to be remote, they are charged against an allowance for doubtful accounts. There were no such charges during any of the historical periods presented (both Predecessor and Successor). Additionally, we did not record an allowance for doubtful accounts as of December 31, 2019 (Successor) and 2018 (Predecessor), as all amounts due at these dates were deemed collectible.

Fuel, Lube Oils, and Consumables
Fuel, Lube Oils, and Consumables
Fuel, lube oils, and consumables are stated at the lower of cost or net realizable value, which is determined on a first-in, first-out basis. Bunker fuel onboard at the time of delivery to a charterer is purchased by the charterer and re-purchased by the Company at the time of re-delivery.

Vessels, Net
Vessels, Net
Vessels are stated at historical costs, less accumulated depreciation and impairment. Depreciation is provided by the straight-line method over the estimated useful life of 25 years for the PSVs and AHTS vessels, and 15 years for the crew boats based on upon the date the vessel is delivered from the yard.
Certain subsequent expenditures for conversions and major improvements are also capitalized if it is determined that they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessel. Repairs and maintenance are expensed as incurred. The vessels’ estimated residual values and useful life are reviewed when there has been a change in circumstances that indicates that the original estimate may no longer be appropriate.

Drydocking and Engine Overhaul
Drydocking and Engine Overhaul
Our PSVs and AHTS vessels are required to be drydocked approximately every 30 - 60 months (depending on vessel age), and to have engines overhauled after 10,000 – 12,000 running hours. We will capitalize a substantial portion of the costs incurred during drydocking and overhaul and amortize those costs on a straight-line basis from the completion of a drydocking, intermediate survey or overhaul to the estimated completion of the next drydocking or overhaul. Drydocking costs include a variety of costs incurred while vessels are placed within drydock, including expenses related to the dock preparation and port expenses at the drydock shipyard, general shipyard expenses, expenses related to hull, external surfaces and decks, expenses related to machinery and engines of the vessel, as well as expenses related to the testing and correction of findings related to safety equipment on board. We also capitalize those costs incurred as part of the drydock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during drydocking, and for annual class survey costs. The capitalized and unamortized drydocking costs are included in the book value of the vessels. Amortization expense of the drydocking costs is included in depreciation expense.
For an acquired or newly built vessel, a drydock component is estimated and accounted for as a separate component of the vessel’s cost. The drydock component is amortized on a straight-line basis to the next estimated drydock. The estimated amortization period for a drydock is based on the estimated period between drydocks. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
We review long-lived assets held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, we review our assets for impairment on an asset by asset basis. As part of our process, we obtain vessel valuations for our operating vessels from leading, independent and internationally recognized ship brokers on a quarterly basis for the PSVs and crew boats and on a semi-annual basis for the AHTS vessels, or when there is an indication that an asset or assets may be impaired. We also take other facts and circumstances into consideration, such as general market conditions or prolonged weakness in the price of our common shares, in determining whether indicators of potential impairment exist.
If there is any such indication that the carrying amount of our vessels may not be recoverable, they are tested for recoverability by comparing the net carrying value of the asset to the undiscounted net cash flows to be generated from the use and eventual disposition of that asset. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, we evaluate the asset for an impairment loss. The projection of cash flows related to vessels is complex and requires us to make various estimates including to charter rates, utilization, operating costs, capital expenditures, residual value and the estimated remaining useful life of each vessel. All of these items have been historically volatile.
If the estimate of undiscounted future net cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down to the vessel’s fair market value. The impairment loss is determined by the difference between the carrying amount of the asset and fair value.

Operating Segments
Operating Segments
As a result of the Transaction, the Company has a fleet of 23 vessels, which primarily operate in the North Sea and off the coast of West Africa. For the period from April 9, 2019 to December 31, 2019 (Successor), the Company determined it had two reportable segments, the North Sea segment and the West Africa segment. Prior to the Transaction, the Company did not present segment information as it considered its operations as one reportable segment, the OSV market in the North Sea and surrounding areas.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate carrying value because of the short-term nature of these instruments. The estimated fair values of our debt are considered to approximate their carrying values because the interest rates on these instruments change with, or approximate, market interest rates, the interest margins under each loan approximate market rates, and the fair values of the vessels collateralized under each facility equal or exceed the amount outstanding.

Income Taxes
Income Taxes
The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not subject to corporate income taxes in that territory. The statutory applicable rate to consolidated corporate earnings is 0%.
Two of our subsidiaries, Delta PSV Norway AS, which was incorporated in 2019, and NAO Norway AS, are subject to income tax in Norway at a rate of 22% and 23% of their taxable results for the years ended December 31, 2019 and 2018, respectively. We have deferred tax assets of $5.7 million and $3.5 million from our net operating losses in Norway for these two entities, along with corresponding full valuation allowances of $5.7 million and $3.5 million as of December 31, 2019 and 2018, respectively.  A full valuation allowance has been recognized due to the uncertainty related to the utilization of any carried forward tax losses. The Norwegian net operating losses may be carried forward for an indefinite period according to Norwegian tax law. There are no other permanent or temporary differences for our two Norwegian subsidiaries as of December 31, 2019 and 2018.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company’s cash is primarily held in major banks and financial institutions in Norway, the Netherlands, and Germany, and are typically insured up to a set amount. Accordingly, we believe the risk of any potential loss on deposits held in these institutions is remote. Concentrations of credit risk related to accounts receivable are limited to our client base in the energy industry that may be affected by changes in economic or other external conditions. The Company does not require collateral for its accounts receivable.

Recently Issued Accounting Standard
Recently Issued Accounting Standard
In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit losses (ASC 326), which amends the guidance on the impairment of financial instruments. The standard adds an impairment model known as the current expected credit loss (“CECL”) model that is based on expected losses rather than incurred losses. Under the new guidance, an entity is required to recognize as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. Unlike the incurred loss models under existing standards, the CECL model does not specify a threshold for the recognition of an impairment allowance. Rather, an entity will recognize its estimate of expected credit losses for financial assets as of the end of the reporting period. Credit impairment will be recognized as an allowance or contra-asset rather than as a direct write-down of the amortized cost basis of a financial asset. However, the carrying amount of a financial asset that is deemed uncollectible will be written off in a manner consistent with existing standards. The standard will be effective for the first reporting period within annual periods beginning after December 15, 2019 and early adoption is permitted. We do not expect the implementation of this standard to have a material impact on our consolidated financial statements.